Long-Term Debt (Detail) (USD $)	Dec. 31, 2013		Sep. 30, 2013	Dec. 28, 2012
Debt Instrument [Line Items]
$2,000 Credit Facility	$ 0			$ 15,000,000
Other	180,000,000			186,000,000
Long-term debt	3,199,000,000			2,935,000,000
Other current liabilities (liabilities held for sale)	(46,000,000)			0
Less current portion	(6,000,000)			(407,000,000)
Long-term debt, noncurrent	3,147,000,000			2,528,000,000
Multicurrency revolving credit agreement, aggregate effective borrowings	2,000,000,000
Commercial Paper
Debt Instrument [Line Items]
Commercial paper, average interest rate of 0.4% at December 31, 2013	834,000,000			501,000,000
Long-term debt, average interest rate	0.40%
Series G, Senior Notes 5.810% Due November 10, 2015
Debt Instrument [Line Items]
Senior Notes	312,000,000	[1]		309,000,000	[1]
Debt instrument, stated interest rate	5.80%
Senior Notes, face amount	316,000,000
Senior Notes, effective interest rate	6.70%
Series H, Senior Notes 6.200% Due June 15, 2016
Debt Instrument [Line Items]
Senior Notes	289,000,000	[1]		289,000,000	[1]
Debt instrument, stated interest rate	6.20%
Senior Notes, face amount	289,000,000
Senior Notes, effective interest rate	6.40%
Series I, Senior Notes 6.375% Due June 15, 2017
Debt Instrument [Line Items]
Senior Notes	292,000,000	[1]		292,000,000	[1]
Debt instrument, stated interest rate	6.40%
Senior Notes, face amount	293,000,000
Senior Notes, effective interest rate	6.50%
Series J, Senior Notes matured February 15, 2013
Debt Instrument [Line Items]
Senior Notes	0	[1]		400,000,000	[1]
Series K, Senior Notes 3.000% Due March 1, 2019
Debt Instrument [Line Items]
Senior Notes	595,000,000	[1]		594,000,000	[1]
Debt instrument, stated interest rate	3.00%			3.00%
Senior Notes, face amount	600,000,000			600,000,000
Senior Notes, effective interest rate	4.40%
Series L, Senior Notes 3.250% Due September 15, 2022
Debt Instrument [Line Items]
Senior Notes	349,000,000	[1]		349,000,000	[1]
Debt instrument, stated interest rate	3.25%			3.25%
Senior Notes, face amount	350,000,000			350,000,000
Senior Notes, effective interest rate	3.40%
Series M Senior Notes 3.375% Due October 15, 2020
Debt Instrument [Line Items]
Senior Notes	348,000,000	[1]		0	[1]
Debt instrument, stated interest rate	3.375%		3.375%
Senior Notes, face amount	$ 350,000,000		$ 350,000,000
Senior Notes, effective interest rate	3.60%

[1]	Face amount and effective interest rate are as of year-end 2013.